Related Parties - Schedule of Due to Shareholders and Related Parties (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Due to Shareholders and Related Parties [Line Items]
Due to key management personnel	$ 343,352	$ 666,965
Due to related parties	40,815,769	19,085,131
Edgard Maroun [Member]
Schedule of Due to Shareholders and Related Parties [Line Items]
Due to key management personnel	147,481	371,423
Elias Habib [Member]
Schedule of Due to Shareholders and Related Parties [Line Items]
Due to key management personnel	195,871	295,542
Gulf DTH FZ LLC [Member]
Schedule of Due to Shareholders and Related Parties [Line Items]
Due to related parties	$ 40,472,417	$ 18,418,166